SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Class of warrant or right, outstanding	0	0	1,250,000	1,250,000
Share-based compensation arrangement by share-based payment award, options, outstanding, number	2,381,000	2,636,000	2,615,000	2,615,000
Diluted weighted average number of common shares outstanding	48,925,574	49,033,887	49,589,430
Basic weighted average number of common shares outstanding	46,779,574	46,645,387	46,095,232
Cash, uninsured Amount	$ 4,578,256	$ 4,305,287	$ 3,646,758
Reductionin common stock par or stated value per share	$ 0.001
XG Mining [Member]
Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	90.00%
Noncontrolling interest, ownership percentage by noncontrolling owners	10.00%